Debt (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Sep. 17, 2012
Schedule of future repayments of debt outstanding
Remainder of 2013	$ 1.7
2014	3.2
2015	3.2
2016	3.1
2017	282.2
Thereafter	400.0
Total	$ 693.4	$ 0.5